================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                            -----------------------


                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Registration No. 811-_________


                            -----------------------


                         LA SALLE PARTNERS MASTER TRUST
              (Exact Name of Registrant as Specified in Charter)

                             100 East Pratt Street
                             Baltimore, MD  21202
                    (Address of Principal Executive Office)


      Registrant's Telephone Number, including Area Code:  (410) 347-0600


                      William K. Morrill, Jr., President
                         LaSalle Partners Master Trust
                             100 East Pratt Street
                             Baltimore, MD  21202
                    (Name and Address of Agent for Service)


                            -----------------------


                                  Copies to:

                             Alan C. Porter, Esq.
                            Piper & Marbury L.L.P.
                         1200 Nineteenth Street, N.W.
                             Washington, DC  20036


                               EXPLANATORY NOTE

     This Registration Statement has been filed by the Registrant pursuant to
Section 8(b) of the Investment Company Act of 1940, as amended. Shares of beneficial interest in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such shares will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

================================================================================

                         LA SALLE PARTNERS MASTER TRUST

                                    PART A

                                  PROSPECTUS


                               January 6, 1998


RESPONSES TO ITEMS 1 THROUGH 3 HAVE BEEN OMITTED PURSUANT TO PARAGRAPH 4 OF INSTRUCTION F OF THE GENERAL INSTRUCTIONS TO FORM N-1A.

     Responses to certain Items required to be included in Part A of this Registration Statement are incorporated by reference from the Registration Statement of LaSalle Partners Funds, Inc. (the "Feeder") (File No. 811-08373), as filed with the Securities and Exchange Commission (the "Commission") on September 23, 1997, and as amended from time to time (the "Feeder's Registration Statement"). Part A of the Feeder's Registration Statement (the "Feeder's Part A") includes the prospectus of the Feeder.


ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT.

     LaSalle Partners Master Trust (the "Trust") is an open-end diversified management investment company, organized on September 19, 1997, as a business trust under the laws of the State of Delaware. Under the Trust's Agreement and Declaration of Trust, the Board of Trustees may establish separate "series" of shares of beneficial interest, each of which would evidence interests in a separate portfolio of securities. As of the date hereof, the Board of Trustees has established and designated a single series of shares designated the U.S. Real Estate Portfolio (the "Portfolio"). From time to time, other series may be established and sold pursuant to other offering documents. As described below, in the event additional series are established, as to certain matters, the Trust's shareholders will vote together as a group and, as to others, they will vote separately by series.

     LaSalle Partners Real Estate Securities (the "Manager") serves as the Portfolio's investment manager. For a detailed description of the Manager, see the section entitled "Management -Investment Manager" in the Feeder's Part A.

     Shares of beneficial interest in the Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Portfolio may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     Information on the Portfolio's investment objectives, the kinds of securities in which the Trust principally invests, other investment practices of the Portfolio and risk factors associated with investments in the Portfolio is incorporated herein by reference from the sections entitled "Investment Objectives and Policies" and "Risks To Consider" in the Feeder's Part A. A description of certain securities and investment methods that the Portfolio may invest in or use, and certain of the risks associated with such securities and investment methods, is incorporated herein by reference from the sections entitled "Investment Objectives and Policies," "Risks To Consider" and "Investment Restrictions" in the Feeder's Part A. Additional investment policies, practices and restrictions relating to the Portfolio's investment program are described in Part B of this Registration Statement.

ITEM 5.  MANAGEMENT OF THE TRUST.

     A description of how the business of the Trust is managed is incorporated by reference from the section entitled "Management" in the Feeder's Part A. The following list identifies the specific sections and subsections of the Feeder's Part A under which the information required by Item 5 of Form N-1A may be found. Each listed subsection is incorporated herein by reference.

     Form N-1A Item No.       Section Incorporated by Reference from Feeder's Part A
     -----------------        ------------------------------------------------------
     Item 5(a)                Management

     Item 5(b), (c)           Management-Investment Manager

     Item 5(d)                Management-Administrator, -Distribution Arrangements

     Item 5(f)                Fees and Expenses

     Item 5(g)                Management-Portfolio Transactions

     PFPC Inc. (the "Transfer Agent"), located at 103 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent for the Trust.


ITEM 5A.  MANAGEMENT'S DISCUSSION OF TRUST PERFORMANCE.

     Not applicable.


ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES.

     The Trust is organized as a business trust under the laws of the State of Delaware. Investors in the Portfolio may be liable for obligations of the Trust. However, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     In the event that the Board of Trustees establishes more than one series of shares in the Trust, all consideration received by the Trust for shares of a particular series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Trust) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series will be treated separately from those of any other series. The Board of Trustees of the Trust has the authority to establish, from time to time, new series without shareholder approval.

     Shares in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. The net asset value of the shares of the Portfolio will fluctuate.

     Unless otherwise required by the Investment Company Act of 1940, as amended (the "1940 Act"), ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of independent auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shares for purposes of removing a trustee from office. Shareholders of the Portfolio may remove a trustee by the affirmative vote of a majority of the Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders. Investments in the Trust may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value.

     Under the Trust's anticipated method of operation as a partnership for federal income tax purposes, the Trust will not be subject to any income tax. However, each investor in the Trust will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Trust's ordinary income and capital gain in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended, and regulations promulgated thereunder.

     Shareholder inquiries may be made by writing to the Trust at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling (410) 347-0600.


ITEM 7.  PURCHASE OF SECURITIES BEING OFFERED.

     Shares of beneficial interest in the Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolio may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     Shares of the Portfolio are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Trust's transfer agent. The Portfolio's net asset value is determined as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., New York City time) on each business day. Net asset value per share of the Portfolio is computed by dividing the value of the Portfolio's net assets (i.e., the value of its total assets less liabilities) by the total number of shares outstanding. The Portfolio's investments are valued primarily on the basis of market quotations or, where market quotations are not readily available, based on fair value as determined in accordance with procedures established and monitored by the Board of Trustees.


ITEM 8.  REDEMPTION OR REPURCHASE.

     An investor in the Portfolio may redeem all or any portion of its investment on any business day at the net asset value next determined after a redemption request in proper form is furnished by the investor to the Trust's transfer agent. When a request is received in proper form, the Trust will redeem shares at the next determined net asset value.

     The Trust will make payment for all shares redeemed within five days after receipt by the transfer agent of a redemption request in proper form, except as provided by the rules of the Commission. Shares of the Portfolio may not be transferred.

     The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.


ITEM 9.  PENDING LEGAL PROCEEDINGS.

     Not applicable.

                        LA SALLE PARTNERS MASTER TRUST

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                                January 6, 1998


ITEM 10.  COVER PAGE.

     This Part B, which is not a prospectus, supplements and should be read in conjunction with the current Part A of LaSalle Partners Master Trust (the "Trust"), dated January 6, 1998, as it may be revised from time to time. To obtain a copy of Part A of the Trust, please write to the Trust at 100 East Pratt Street, Baltimore, Maryland 21202, or call (410) 347-0600.

     Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference to the Feeder's Registration Statement.


ITEM 11.  TABLE OF CONTENTS.

                                                                           Page
                                                                           ----
     General Information and History
     Investment Objectives and Policies
     Management of the Trust
     Control Persons and Principal Holders of Securities
     Investment Advisory and Other Services
     Brokerage Allocation and Other Practices
     Capital Stock and Other Securities
     Purchase, Redemption and Pricing of Securities
     Tax Status
     Underwriters
     Calculations of Performance Data
     Financial Statements


ITEM 12.  GENERAL INFORMATION AND HISTORY.

     Not applicable.


ITEM 13.  INVESTMENT OBJECTIVES AND POLICIES.

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION SET FORTH UNDER ITEM 4 IN PART A:

     Information on the fundamental and non-fundamental investment policies and restrictions of the Portfolio, the types of securities bought and investment techniques used by the Portfolio, and certain risks attendant thereto, as well as other information on the Portfolio's investment program, is incorporated herein by reference to the sections entitled "Investment Policies and Practices" and "Investment Restrictions" in the Feeder's Part B.

ITEM 14.  MANAGEMENT OF THE TRUST.

     Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. Each trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk (*).


Name, Age and Address      Position(s) Held with Master Trust (1)       Principal Occupation(s)
-------------------------  --------------------------------------       -----------------------
Bruce D. Alexander, 54           Trustee                                Adjunct Professor, Yale
5062 Whetstone Road                                                     University School of Management;
Columbia, MD 21044                                                      Senior Vice President and
                                                                        Director of New Business, The
                                                                        Rouse Company

Lawrence S. Bacow, 46            Trustee                                Professor, Massachusetts
75 Summit                                                               Institute of Technology
Newton, MA 02158

Richard A. Dobbins, 52           Trustee                                President, Historical Data
520 Washington Street                                                   Systems, Inc.; President,
Duxbury, MA 02331                                                       Municipal Market Data, Inc.

John W. McCarter, Jr., 59        Trustee                                President and Chief Executive
The Field Museum                                                        Officer of The Field Museum;
1200 South Lake Shore Drive                                             Senior Vice President of Booz,
Chicago, IL 60605                                                       Allen & Hamilton, Inc.

Lynn C. Thurber,* 50                 Trustee                            Director, LaSalle Partners
200 East Randolph Drive                                                 Incorporated; Co-President,
Chicago, IL 60601                                                       LaSalle Advisors Capital
                                                                        Management, Inc.; Managing
                                                                        Director, LaSalle Advisors
                                                                        Limited Partnership; Chief
                                                                        Executive Officer of ABKB/
                                                                        LaSalle Securities Limited;
                                                                        Chief Operating Officer and
                                                                        Director of Acquisitions,
                                                                        ABKB/LaSalle Securities Limited

William K. Morrill, Jr.,* 60  Trustee; President                        Managing Director, ABKB/ LaSalle
100 East Pratt Street                                                   Securities Limited
Baltimore, MD 21202

Keith R. Pauley,* 36          Trustee; Executive                        Managing Director/Portfolio
100 East Pratt Street           Vice President                          Manager, ABKB/LaSalle Securities
Baltimore, MD 21202                                                     Limited

Stephen A. Smith, 39           Senior Vice President                    Managing Director, Private
200 East Randolph Drive              Secretary                          Capital of LaSalle Advisors
Chicago, IL 60601                                                       Limited Partnership

Audre' J. Melsbakas, 34        Senior Vice President                    Principal, LaSalle Partners
200 East Randolph Drive         Assistant Secretary                     Incorporated; Associate, The
Chicago, IL 60601                                                       Keystone Group

James A. Ulmer, III, 58          Vice President                         Vice President, ABKB/LaSalle
100 East Pratt Street                                                   Securities Limited; Principal,
Baltimore, MD 21202                                                     AIRES Real Estate Services;
                                                                        Chairman and President, Enoch
                                                                        Pratt Free Library
William E. Sullivan, 42          Treasurer                              Executive Vice President, Chief
200 East Randolph Drive                                                 Financial Officer and Director
Chicago, IL 60601                                                       of LaSalle Partners
                                                                        Incorporated; Executive Vice
                                                                        President and Chief Financial
                                                                        Officer of LaSalle Partners'
                                                                        predecessor partnerships;
                                                                        Managing Director of the special
                                                                        projects group of LaSalle
                                                                        Partners' predecessor
                                                                        partnerships; Senior Vice
                                                                        President of the special
                                                                        projects group of LaSalle
                                                                        Partners' predecessor
                                                                        partnerships

Denise M. Ruth, 26              Assistant Secretary                     Operations Manager, ABKB/
100 East Pratt Street                                                   LaSalle Securities Limited;
Baltimore, MD 21202                                                     Assistant Accountant, T. Rowe
                                                                        Price, Inc.


(1) All of the officers and trustees of the Trust listed above serve in similar capacities for LaSalle Partners Funds, Inc. which is an investment company managed by LaSalle Partners Real Estate Securities (the "Manager"), the Trust's investment manager.

     The Trust's Agreement and Declaration of Trust provides that the trustees and officers of the Trust may be indemnified by the Trust to the full extent permitted by Delaware law and the federal securities laws. The Trust's By-Laws provide that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. Neither the Agreement and Declaration of Trust nor the By-Laws of the Trust authorize the Trust to indemnify any trustee or officer against any liability to which he would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The officers and trustees of the Trust who are "interested persons" of the Trust within the meaning of the 1940 Act do not receive compensation directly from the Trust for serving in the capacities described above. Those officers and trustees of the Trust, however, who are affiliated with the Manager may receive remuneration indirectly from the Trust for services provided in their respective capacities with the Manager.

     Each of the non-interested trustees is expected to receive for his service on the Board of Trustees an annual fee, plus reimbursement for out-of-pocket expenses incurred in connection with attendance at board meetings. The following table sets forth information concerning the compensation anticipated to be paid by the Trust to the trustees in the current fiscal year. Neither the Trust nor any investment company in the Fund Complex offers any pension or retirement benefits to its trustees.

                          Aggregate Compensation         Total Compensation from the
Name of Trustee            from the Trust (1)            Trust and Fund Complex (1)(2)
---------------           ----------------------         -----------------------------
Bruce D. Alexander               $6,000                             $12,000
Lawrence S. Bacow                $6,000                             $12,000
Richard A. Dobbins               $6,000                             $12,000
John W. McCarter, Jr.            $6,000                             $12,000
William K. Morrill, Jr.              --                                  --
Keith R. Pauley                      --                                  --
Lynn C. Thurber                      --                                  --


 (1) The Trust will commence operations in January 1998. The amounts indicated estimates the compensation expected to be paid to trustees of the Trust during Trust's first fiscal year ending November 30, 1998.

 (2) As of the date hereof, the "Fund Complex" consisted of the Trust and the Feeder (which also commenced operations in January, 1998).


ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

     No trustee or officer of the Trust owned any of the Trust's shares outstanding on January 6, 1998.

     As of January 6, 1998, the following persons beneficially owned, directly or indirectly, 5% or more of the Trust's outstanding shares:

     Name and Address         Percent of Trust Shares Outstanding
     ----------------         -----------------------------------
LaSalle Partners Funds, Inc.                 100%
100 East Pratt Street
Baltimore, MD 21202


ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION SET FORTH UNDER ITEM 5 IN PART A:

     Information on the investment management and other services provided for or on behalf of the Trust is incorporated herein by reference to the sections entitled "Investment Manager," "Portfolio Transactions and Brokerage," "Administrator" and "Distribution Arrangements" in the Feeder's Part B. The following list identifies the specific sections and subsections in the Feeder's Part B under which the information required by Item 16 of Form N- 1A may be found. Each listed section is incorporated herein by reference.

     Form N-1A Item No.       Section Incorporated by Reference From Feeder's Part B
     ------------------       ------------------------------------------------------
     Item 16(a)               Investment Manager

     Item 16(b)               Portfolio Transactions and Brokerage

     Item 16(c)               Not applicable

     Item 16(d)               Administrator

     Item 16(e)               Not applicable

     Item 16(f)               Not applicable

     Item 16(g)               Not applicable

     Information on the Trust's custodian, transfer agent and independent public accountant is incorporated herein by reference to the sections entitled "General Information - Custodian," "- Transfer Agent" and "- Independent Accountants" in the Feeder's Part A.

ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

     Information on brokerage allocation for or on behalf of the Trust is incorporated herein by reference to the section entitled "Portfolio Transactions and Brokerage" in the Feeder's Part B.


ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION SET FORTH UNDER ITEM 6 IN PART A:

     Under the Trust's Agreement and Declaration of Trust, the Board of Trustees is authorized to issue shares of beneficial interest in the Portfolio. Shareholders of the Portfolio are entitled to participate pro rata in distributions of income, loss, gain and credit of the Trust. Upon liquidation of the Portfolio or dissolution of the Trust, shareholders are entitled to share pro rata in the Trust's net assets available for distribution to its shareholders. Shares of the Portfolio have no preferential, preemptive, conversion or similar rights and are fully paid and non-assessable, except as described below. Shares of the Portfolio may not be transferred. No certificates are issued for shares of the Portfolio.

     Each share of the Portfolio is entitled to one vote. Portfolio shares do not have cumulative voting rights, and shareholders holding more than 50% of the outstanding shares of the Portfolio may elect all of the trustees of the Trust if they choose to do so and in such event the other shareholders would not be able to elect any trustee. The Trust is not required to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Board of Trustees it is necessary or desirable to submit matters for a shareholder vote. The Board of Trustees may elect to terminate the Trust or any series without a vote of the shareholders.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company with more than one series will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of the series in the matter are identical or that the matter does not affect any interest of the series. However, the rule exempts the selection of independent accountants and the election of trustees from the separate voting requirements of the rule.


ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED.

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION SET FORTH UNDER ITEMS 7 AND 8 IN PART A:

     Purchase of Securities.  Shares of the Portfolio are issued solely in
     ----------------------
private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Trust may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     Suspension of Redemptions.  The right of redemption of shares of the
     -------------------------
Portfolio may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Trust ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

     Pricing of Securities.  Portfolio securities traded on a national
     ---------------------
securities exchange are valued at the last quoted sale price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid prices. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in accordance with procedures established and monitored by the Board of Trustees of the Trust. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of shares of the Portfolio.


ITEM 20.  TAX STATUS.

     The Trust is organized as a business trust under Delaware law. Management of the Trust believes that the Trust will qualify for the fiscal year ending November 30, 1998, as a partnership for federal income tax purposes. As such, the Trust will not be subject to any income tax. However, each investor in the Trust will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Trust's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     The Trust's taxable year-end is November 30. Although the Trust will not be subject to federal income tax, it will file appropriate federal income tax returns.

     It is intended that the Trust's assets, income and distributions will be managed so that an investor in the Trust will be able to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company, assuming that the investor invests all of its investable assets in the Trust.

     Investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Trust.


ITEM 21.  UNDERWRITERS.

     Not applicable.


ITEM 22.   CALCULATIONS OF PERFORMANCE DATA.

     Not applicable.


ITEM 23.  FINANCIAL STATEMENTS.

LA SALLE PARTNERS MASTER TRUST
U.S. REAL ESTATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  29, 1997




ASSETS:

    Cash..........................................  $100,000
    Deferred Organization Expenses................    80,863
                                                    --------

       Total Assets...............................   180,863
                                                    --------

LIABILITIES:
    Organization Expenses Payable to the Manager..    80,863
                                                    --------

NET ASSETS:.......................................  $100,000
                                                    ========


The accompanying notes are an integral part of this financial statement.

LA SALLE PARTNERS MASTER TRUST
U.S. REAL ESTATE PORTFOLIO
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 29, 1997



1. ORGANIZATION

   LaSalle Partners Master Trust (the "Trust"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one portfolio: U.S. Real Estate Portfolio (the "Portfolio"). The Trust has not commenced operations except those relating to organizational matters and the sale of beneficial interest in the amount of $100,000 to the LaSalle Partners U.S. Real Estate Fund (the "Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

   Organization expenses will be amortized on a straight line basis over a period not to exceed five years from the commencement date of operations. The Fund will reimburse the Portfolio for any unamortized organization expenses upon the withdrawal of any initial beneficial interest. The amount to be reimbursed will be determined by the proportion of the amount of initial beneficial interest withdrawn to the initial beneficial interest after taking into account any prior withdrawals of such initial beneficial interest.

   The value of an investor's beneficial interest in the Portfolio is equal to the product of the aggregate net asset value of the Portfolio and the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio effective for that day.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES

   The Trust has entered into an Investment Management Agreement with ABKB/LaSalle Securities Limited (the "Manager") and an Administration and Accounting Services Agreement with PFPC Inc. under which PFPC Inc. provides administration and accounting services to the Trust pursuant to the Agreements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Investors and Board of Trustees
  of LaSalle Partners Master Trust:


We have audited the accompanying Statement of Assets and Liabilities of LaSalle Partners Master Trust (the "Trust") as of December 29, 1997. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of LaSalle Partners Master Trust as of December 29, 1997 in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania

                             LA SALLE MASTER TRUST

                                    PART C

                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Financial Statements:

          Included in Parts A and B:

               Statement of Assets and Liabilities of the Registrant
                 at December 29, 1997
               Notes to Statement of Assets and Liabilities
               Report of Independent Accountants

     All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

     (b)   Exhibits:

          (1)(a) Certificate of Trust of the Registrant.

             (b) Agreement and Declaration of Trust of the Registrant.

             (c) Certificate of Amendment of Certificate of Trust of Registrant.

          (2)    By-Laws of the Registrant.

          (3)    Not applicable.

          (4)    Not applicable.

          (5) Investment Management Agreement between the Registrant and ABKB/LaSalle Securities Limited.

          (6)    Not applicable.

          (7)    Not applicable.

          (8) Custodian Services Agreement between the Registrant and PNC Bank, National Association.

          (9)(a) Administration and Accounting Services Agreement between the Registrant and PFPC Inc.

             (b) License Agreement between LaSalle Partners Incorporated and the
                 Registrant.

          (10)   Not Applicable.

          (11)   Not Applicable.

          (12)   Not applicable.

          (13)   Not applicable.

          (14)   Not applicable.

          (15)   Not applicable.

          (16)   Not applicable.

          (17)   Not applicable.

          (18)   Not applicable.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     Title of Class                         Number of Record Holders*
     --------------                         -------------------------
     Shares of Beneficial Interest
       of the U.S. Real Estate Portfolio                1

*  As of January 6, 1998.


ITEM 27.  INDEMNIFICATION.

     Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust and Article 10 of the Registrant's By-Laws filed as Exhibits 1(b) and 2, respectively.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     A description of the directors and officers of the Registrant's investment adviser and other required information is incorporated herein by reference to the Form ADV and schedules thereto of ABKB/LaSalle Securities Limited (File No. 801-48201), as amended, filed with Securities and Exchange Commission under the Investment Advisers Act of 1940.


ITEM 29.  PRINCIPAL UNDERWRITERS.

     Not applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1, 31a-2 and 31a-3 thereunder at its principal office located at 100 East Pratt Street, Baltimore, Maryland 21202. Certain records, including records relating to the Registrant's shareholders, may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's transfer agent, PFPC Inc., located at 103 Bellevue Parkway, Wilmington, Delaware 19809. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, PNC Bank, National Association, located at 200 Stevens Drive, Lester, Pennsylvania 19113.


ITEM 31.  MANAGEMENT SERVICES.

     Not applicable.


ITEM 32.  UNDERTAKINGS.

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 6th day of January, 1998.


                                    LASALLE PARTNERS MASTER TRUST



                                    By:  /s/ William K. Morrill, Jr.
                                        ------------------------------------
                                             William K. Morrill, Jr.
                                             President

                                 EXHIBIT INDEX

Exhibit No.    Description
----------     -----------
(1)  (a)       Certificate of Trust

     (b)       Agreement and Declaration of Trust

     (c)       Certificate of Amendment of Certificate of Trust

(2)            By-Laws

(5)            Investment Management Agreement

(8)            Custodian Services Agreement

(9)  (a)       Administration and Accounting Services Agreement

     (b)       License Agreement